Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents, Currencies
The Company’s cash and cash equivalent balance at December 31, 2017 and 2016 is denominated in the following currencies:

	December 31,
	2017	2016
	U.S. Dollars (in thousands)
US Dollars	36,636	15,209
Euro	3,603	1,548
New Israeli Shekels	1,122	1,054
Other currencies	2,383	1,929

	43,744	19,740